Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Details) - Management Incentive Plan	Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	2,658,426
Sep 17, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	1,329,213
Mar 16, 2032
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	1,329,213